Schedule I - Condensed Financial Information of Parent, Condensed Statements of Income (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues [Abstract]
Equity earnings (loss) from unconsolidated subsidiary									$ (54)	$ 496	$ 530
Interest and other income									4,766	1,204	1,666
Total revenues	$ 122,305	$ 104,566	$ 102,673	$ 88,755	$ 107,934	$ 86,219	$ 79,832	$ 79,266	418,299	353,251	345,039
Expense [Abstract]
Interest expense									144,742	127,782	123,161
Selling, general and administrative									31,185	30,671	30,077
Ineffective, designated and terminated derivatives									(2,382)	(192)	91
Loss on modification and extinguishment of debt									2,474	23,309	9,246
Total expenses									322,650	339,321	381,428
Net income (loss) before provision (benefit) for income taxes									95,649	13,930	(36,389)
Provision (benefit) for income taxes									9,926	11,332	(7,277)
Net income (loss)	$ 31,009	$ 20,740	$ 24,344	$ 9,630	$ 7,170	$ (12,504)	$ 2,880	$ 5,052	$ 85,723	$ 2,598	$ (29,112)
Weighted average number of shares [Abstract]
Basic (in shares)									29,744,083	30,307,357	33,239,001
Diluted (in shares)									29,783,904	30,353,425	33,239,001
Earnings (loss) per share [Abstract]
Basic (in dollars per share)	$ 0.95	$ 0.68	$ 0.87	$ 0.34	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	$ 2.88	$ 0.09	$ (0.88)
Diluted (in dollars per share)	$ 0.95	$ 0.68	$ 0.87	$ 0.34	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	$ 2.88	$ 0.09	$ (0.88)
Fly Leasing Limited [Member]
Revenues [Abstract]
Equity earnings (loss) from subsidiaries									$ 90,175	$ 35,208	$ (24,385)
Equity earnings (loss) from unconsolidated subsidiary									(54)	496	530
Intercompany management fee income									16,844	12,124	8,866
Intercompany interest income									25,740	34,068	44,394
Interest and other income									1,072	809	410
Total revenues									133,777	82,705	29,815
Expense [Abstract]
Interest expense									38,211	45,970	48,013
Selling, general and administrative									12,314	12,630	11,803
Ineffective, designated and terminated derivatives									(1,798)	0	0
Loss on modification and extinguishment of debt									0	19,655	0
Total expenses									48,727	78,255	59,816
Net income (loss) before provision (benefit) for income taxes									85,050	4,450	(30,001)
Provision (benefit) for income taxes									(673)	1,852	(889)
Net income (loss)									$ 85,723	$ 2,598	$ (29,112)
Weighted average number of shares [Abstract]
Basic (in shares)									29,744,083	30,307,357	33,239,001
Diluted (in shares)									29,783,904	30,353,425	33,239,001
Earnings (loss) per share [Abstract]
Basic (in dollars per share)									$ 2.88	$ 0.09	$ (0.88)
Diluted (in dollars per share)									$ 2.88	$ 0.09	$ (0.88)